Earning per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earning per Share [Abstract]
Schedule of earning loss per share
	December 31, 2017	December 31, 2016	December 31, 2015
	US Dollars	US Dollars	US Dollars
Loss as reported in the financial statements	299,325	87,352	253,877

Weighted average number of shares outstanding during the period	82,512,544	81,519,167	79,873,732

Basic and diluted loss per share	0.0036	0.0011	0.0032